Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Restricted net assets	¥ 1,455,605	¥ 1,410,432